Shareholder's Equity - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 31, 2018	Feb. 15, 2018	Dec. 31, 2017	Dec. 01, 2017
Stockholders Equity Disclosure [Line Items]
Preference shares, shares authorized		1,000,000		1,000,000
Preference shares, shares issued		0		0
Preference shares, shares outstanding		0		0
Class A Ordinary Shares [Member]
Stockholders Equity Disclosure [Line Items]
Ordinary shares, shares authorized		200,000,000		200,000,000
Ordinary shares, par value		$ 0.0001		$ 0.0001
Ordinary shares, shares issued		20,000,000
Ordinary shares issued or outstanding		20,000,000
Ordinary shares subject to possible redemption, shares		19,166,628		0
Ordinary shares, shares issued		833,372		0
Ordinary shares,Shares Oustanding		833,372		0
Class B Ordinary Shares [Member]
Stockholders Equity Disclosure [Line Items]
Ordinary shares, shares authorized		20,000,000		20,000,000
Ordinary shares, par value		$ 0.0001		$ 0.0001
Ordinary shares issued or outstanding		5,000,000		5,750,000
Ordinary shares, shares issued	5,750,000	5,000,000		5,750,000	8,625,000
Ordinary shares, shares outstanding including forfeitures	5,750,000
Common stock, voting rights		Holders of Class B ordinary shares are entitled to one vote for each share.
Maximum number of founder shares agreed to forfeit by sponsor		750,000
Repurchase of shares surrendered by sponsor	2,875,000
Consideration for surrender of ordinary shares by certain shareholder	$ 0
Over-allotment option expiration date		Mar. 29, 2018
Ownership percentage held by initial shareholders		20.00%
Ordinary shares,Shares Oustanding		5,000,000		5,750,000
Public Warrants [Member]
Stockholders Equity Disclosure [Line Items]
Warrants, description		The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the Class A ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act).
Warrants expiration period		5 years
Price per warrants		$ 0.01
Redemption period of warrants		30 days
Closing price of common stock		$ 18.00
Private Placement [Member]
Stockholders Equity Disclosure [Line Items]
Warrants, description		The Private Placement Warrants are identical to the Public Warrants included in the Units sold in the Initial Public Offering, except that the Private Placement Warrants and the Class A ordinary shares issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions.
Closing price of common stock			$ 1.50